SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 19,354,491	$ 16,733,582
Deferred tax liabilities:
Indefinite lived intangible assets	(1,840,170)
Valuation allowance	(17,882,355)	(16,733,582)
Net deferred tax assets (liabilities)	$ (368,034)